UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPI

Nuveen Preferred and Income Term Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.8% (99.7% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 39.7% (28.7% of Total Investments)

	Banks – 5.3%

274,167	Citigroup Inc., (4)	7.125%	BB+	$8,035,835
15,100	Countrywide Capital Trust III	7.000%	BBB–	388,070
117,900	Fifth Third Bancorp.	6.625%	Baa3	3,369,582
157,500	Huntington BancShares Inc.	6.250%	Baa3	4,268,250
124,753	Private Bancorp Incorporated	7.125%	N/R	3,194,924
331,800	Regions Financial Corporation, (4)	6.375%	Ba1	9,340,170
19,600	U.S. Bancorp.	6.500%	A3	575,064
41,069	Zions Bancorporation	6.300%	BB–	1,175,395
	Total Banks			30,347,290

	Capital Markets – 4.5%

79,600	Goldman Sachs Group, Inc.	5.500%	Ba1	2,146,016
394,400	Morgan Stanley	7.125%	Ba1	11,575,640
235,300	Morgan Stanley	6.875%	Ba1	6,823,700
61,400	Morgan Stanley	5.850%	Ba1	1,619,732
71,300	Northern Trust Corporation	5.850%	BBB+	1,920,109
54,750	State Street Corporation	5.350%	Baa1	1,462,920
	Total Capital Markets			25,548,117

	Consumer Finance – 1.5%

140,445	Discover Financial Services	6.500%	BB–	3,633,312
185,926	GMAC Capital Trust I	8.125%	B+	4,733,676
	Total Consumer Finance			8,366,988

	Diversified Financial Services – 0.3%

71,600	KKR Financial Holdings LLC	7.375%	BBB	1,850,860

	Food Products – 3.3%

205,400	CHS Inc., (4)	7.875%	N/R	5,936,060
161,100	CHS Inc., (4)	7.100%	N/R	4,531,743
141,800	CHS Inc.	6.750%	N/R	3,848,452
24,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,568,000
20,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,324,188
	Total Food Products			19,208,443

	Insurance – 9.8%

412,500	Aspen Insurance Holdings Limited, (4)	5.950%	BBB–	11,385,000
62,000	Aspen Insurance Holdings Limited	5.625%	BBB–	1,512,800
108,900	Axis Capital Holdings Limited	5.500%	BBB	2,637,558
61,100	Delphi Financial Group, Inc., (3), (4)	7.376%	BB+	1,376,662
77,600	Hartford Financial Services Group Inc.	7.875%	BBB–	2,400,944
370,100	Kemper Corporation	7.375%	Ba1	9,881,670
323,546	Maiden Holdings Limited, (4)	8.250%	BB	8,298,955
163,333	Maiden Holdings NA Limited	7.750%	BBB–	4,303,825
205,000	Reinsurance Group of America Inc., (4)	6.200%	BBB	6,033,150
239,900	Reinsurance Group of America, Inc., (4)	5.750%	BBB	6,681,215
74,800	Torchmark Corporation	6.125%	BBB+	1,983,696
	Total Insurance			56,495,475

	Mortgage Real Estate Investment Trusts – 0.5%

114,600	Wells Fargo REIT	6.375%	BBB+	3,071,280

NUVEEN	1

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 1.4%

84,700	Nustar Energy LP	8.500%		Ba3	$2,268,266
219,800	Nustar Logistics Limited Partnership	7.625%		Ba2	5,633,474
	Total Oil, Gas & Consumable Fuels				7,901,740

	U.S. Agency – 13.1%

143,400	AgriBank FCB, (3)	6.875%		BBB+	15,935,325
155,800	Cobank Agricultural Credit Bank, 144A, (3)	6.250%		BBB+	16,076,612
40,797	Cobank Agricultural Credit Bank, (3)	6.200%		BBB+	4,213,567
222,100	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	24,083,969
172,400	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,635,836
146,600	Federal Agricultural Mortgage Corporation	6.000%		N/R	4,112,130
240,100	New York Community Bancorp Inc.	6.375%		Ba1	6,578,740
	Total U.S. Agency				75,636,179
	Total $25 Par (or similar) Retail Preferred (cost $212,323,651)				228,426,372

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 10.7% (7.8% of Total Investments)

	Banks – 7.3%

$6,550	Bank of America Corporation	6.300%	N/A (5)	BB+	$7,213,188
2,630	Bank of America Corporation	6.250%	N/A (5)	BB+	2,820,964
5,390	ING Groep N.V, (6)	6.500%	N/A (5)	BBB–	5,531,487
9,955	JP Morgan Chase & Company	5.300%	N/A (5)	BBB–	10,378,585
12,110	JP Morgan Chase & Company	6.750%	N/A (5)	BBB–	13,660,080
2,110	M&T Bank Corporation	6.450%	N/A (5)	Baa2	2,289,350
38,745	Total Banks				41,893,654

	Capital Markets – 2.1%

11,735	Goldman Sachs Group Inc.	5.375%	N/A (5)	Ba1	12,166,261

	Diversified Financial Services – 0.6%

3,360	BNP Paribas, 144A, (6)	7.625%	N/A (5)	BBB–	3,649,968

	Food Products – 0.3%

1,410	Land O Lakes Capital Trust I, 144A, (4)	7.450%	3/15/28	Ba1	1,572,150

	Insurance – 0.4%

2,105	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	2,580,326
$57,355	Total Corporate Bonds (cost $58,164,847)				61,862,359

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 87.4% (63.2% of Total Investments)

	Banks – 40.8%

2,450	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (6)	6.750%	N/A (5)	Baa1	$2,717,163
2,600	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (6)	9.000%	N/A (5)	BB	2,740,130
600	Banco Santander SA, Reg S, (6)	6.375%	N/A (5)	Ba1	611,190
1,557	Bank of America Corporation	8.000%	N/A (5)	BB+	1,615,388
6,125	Bank of America Corporation	6.500%	N/A (5)	BB+	6,806,406
4,000	Barclays Bank PLC, 144A, (4)	10.180%	6/12/21	A–	5,038,756
16,080	Barclays PLC, (6)	8.250%	N/A (5)	BB+	17,105,100
9,315	Citigroup Inc.	6.125%	N/A (5)	BB+	9,925,598
1,990	Citigroup Inc.	5.950%	N/A (5)	BB+	2,092,684
8,435	Citigroup Inc.	5.875%	N/A (5)	BB+	8,795,174
4,540	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	4,687,550
4,265	Commerzbank AG, 144A	8.125%	9/19/23	BBB	5,041,968

2	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

6,439	Credit Agricole SA, 144A, (6)	8.125%	N/A (5)	BB+	$7,106,209
4,250	Credit Agricole, S.A, 144A, (6)	6.625%	N/A (5)	BB+	4,339,471
22,547	General Electric Capital Corporation	5.000%	N/A (5)	A	23,781,448
4,351	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	6,678,785
3,790	HSBC Holdings PLC, (6)	6.875%	N/A (5)	BBB	4,104,570
10,485	Intesa Sanpaolo SpA, 144A, (6)	7.700%	N/A (5)	Ba3	10,340,831
4,895	PNC Financial Services	5.000%	N/A (5)	Baa2	4,943,607
3,670	KeyCorp	5.000%	N/A (5)	Baa3	3,670,000
22,045	Lloyds Banking Group PLC, (6)	7.500%	N/A (5)	BB+	23,753,487
3,860	M&T Bank Corporation	5.125%	N/A (5)	Baa2	3,903,425
4,390	Nordea Bank AB, 144A, (6)	6.125%	N/A (5)	BBB	4,532,675
4,855	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	5,480,081
3,360	Royal Bank of Scotland Group PLC, (6)	8.625%	N/A (5)	BB–	3,627,120
5,473	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	6,485,505
3,435	Royal Bank of Scotland Group PLC, (6)	7.500%	N/A (5)	BB–	3,557,372
6,565	Societe Generale, 144A, (6)	7.875%	N/A (5)	BB+	6,958,900
7,215	Societe Generale, 144A, (6)	7.375%	N/A (5)	BB+	7,629,862
775	Standard Chartered PLC, 144A, (6)	7.500%	N/A (5)	Ba1	826,731
2,240	Standard Chartered PLC, 144A, (6)	6.500%	N/A (5)	Ba1	2,254,000
2,695	SunTrust Bank Inc.	5.625%	N/A (5)	Baa3	2,836,487
3,740	SunTrust Bank Inc.	5.050%	N/A (5)	Baa3	3,740,000
850	UniCredit SpA, Reg S, (6)	8.000%	N/A (5)	B+	837,177
270	U.S. Bancorp	5.125%	N/A (5)	A3	285,944
4,010	Wachovia Capital Trust III	5.570%	N/A (5)	BBB	4,025,038
9,182	Wells Fargo & Company	7.980%	N/A (5)	BBB	9,606,668
11,675	Wells Fargo & Company	5.875%	N/A (5)	BBB	12,667,375
	Total Banks				235,149,875

	Capital Markets – 6.0%

3,500	Bank of New York Mellon	4.950%	N/A (5)	Baa1	3,640,000
9,407	Credit Suisse Group AG, 144A, (6)	7.500%	N/A (5)	BB	10,432,739
2,380	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	2,470,738
2,500	Macquarie Bank Limited, 144A, (6)	6.125%	N/A (5)	Ba1	2,545,000
2,600	Morgan Stanley	5.550%	N/A (5)	Ba1	2,721,875
1,355	State Street Corporation	5.250%	N/A (5)	Baa1	1,422,750
3,762	UBS Group AG, Reg S, (6)	7.125%	N/A (5)	BB+	3,992,423
6,535	UBS Group AG, Reg S, (6)	7.000%	N/A (5)	BB+	7,188,500
	Total Capital Markets				34,414,025

	Commercial Services & Supplies – 0.6%

3,395	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	3,564,750

	Consumer Finance – 2.4%

3,635	American Express Company	5.200%	N/A (5)	Baa2	3,766,769
2,000	American Express Company	4.900%	N/A (5)	Baa2	2,031,000
7,600	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	7,904,000
	Total Consumer Finance				13,701,769

	Diversified Financial Services – 7.3%

15,700	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB	16,808,812
4,330	BNP Paribas, 144A, (6)	7.375%	N/A (5)	BBB–	4,606,037
5,875	BNP Paribas, 144A	7.195%	N/A (5)	BBB	6,535,937
2,500	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (5)	A	2,568,750
7,833	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	9,144,444
2,052	Voya Financial Inc., (4)	5.650%	5/15/53	Baa3	2,118,690
	Total Diversified Financial Services				41,782,670

	Electric Utilities – 2.4%

2,370	Electricite de France, 144A	5.250%	N/A (5)	BBB	2,370,000
10,525	Emera, Inc., (4)	6.750%	6/15/76	BBB–	11,590,656
	Total Electric Utilities				13,960,656

NUVEEN	3

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trusts – 2.7%

12,298	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	$15,295,638

	Food Products – 2.9%

2,360	Dairy Farmers of America Inc., 144A	7.125%	N/A (5)	Baa3	2,598,950
8,895	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	9,517,650
3,370	Land O’ Lakes Incorporated, 144A	7.250%	N/A (5)	BB	3,412,125
1,275	Land O’Lakes Inc., 144A	8.000%	N/A (5)	BB	1,364,250
	Total Food Products				16,892,975

	Insurance – 19.7%

2,850	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (5)	N/R	3,050,626
3,965	Aviva PLC, Reg S	8.250%	N/A (5)	BBB+	4,088,902
2,640	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (5)	A	2,765,400
2,500	CNP Assurances, Reg S	7.500%	N/A (5)	BBB+	2,662,508
27,000	Financial Security Assurance Holdings, 144A, (4)	6.400%	12/15/66	BBB+	24,367,500
2,424	Friends Life Group PLC, Reg S	7.875%	N/A (5)	A–	2,597,369
2,299	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,485,559
4,175	MetLife Inc., 144A	9.250%	4/08/38	BBB	6,006,781
3,655	MetLife Inc.	5.250%	N/A (5)	BBB	3,795,718
7,703	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	8,704,390
3,325	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	3,673,473
12,260	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa2	13,991,725
2,335	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,570,742
16,770	Sirius International Group Limited, 144A	7.506%	N/A (5)	BB+	17,105,400
15,226	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	15,549,553
	Total Insurance				113,415,646

	Machinery – 0.4%

2,345	Stanley Black & Decker Inc., (4)	5.750%	12/15/53	BBB+	2,471,044

	Metals & Mining – 1.1%

5,870	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	6,368,950

	U.S. Agency – 1.1%

4,895	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	5,335,144
752	Farm Credit Bank of Texas, 144A	10.000%	N/A (5)	Baa1	923,080
	Total U.S. Agency				6,258,224
	Total $1,000 Par (or similar) Institutional Preferred (cost $477,842,698)				503,276,222
	Total Long-Term Investments (cost $748,331,196)				793,564,953

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.5% (0.3% of Total Investments)

	REPURCHASE AGREEMENTS – 0.5% (0.3% of Total Investments)

$2,683	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $2,682,534, collateralized by $2,640,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $2,738,868	0.090%	5/01/17		$2,682,514
	Total Short-Term Investments (cost $2,682,514)				2,682,514
	Total Investments (cost $751,013,710) – 138.3%				796,247,467
	Borrowings – (39.1)% (7), (8)				(225,000,000)
	Other Assets Less Liabilities – 0.8% (9)				4,568,868
	Net Assets Applicable to Common Shares – 100%				$575,816,335

4	NUVEEN

Investments in Derivatives as of April 30, 2017

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$84,375,000	Receive	1-Month USD-LIBOR-ICE	1.735%	Monthly	7/03/17	12/01/18	12/01/20	$(729,935)	$(2,214,375)
JPMorgan Chase Bank, N.A.	84,375,000	Receive	1-Month USD-LIBOR-ICE	2.188	Monthly	7/03/17	12/01/20	12/01/22	(2,158,000)	(4,247,653)
	$168,750,000								$(2,887,935)	$(6,462,028)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$161,848,049	$66,578,323	$—	$228,426,372
Corporate Bonds	—	61,862,359	—	61,862,359
$1,000 Par (or similar) Institutional Preferred	—	503,276,222	—	503,276,222

Short-Term Investments:
Repurchase Agreements	—	2,682,514	—	2,682,514

Investments in Derivatives:
Interest Rate Swaps*	—	(6,462,028)	—	(6,462,028)
Total	$161,848,049	$627,937,390	$—	$789,785,439
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $750,553,153.

NUVEEN	5

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$47,806,722
Depreciation	(2,112,408)
Net unrealized appreciation (depreciation) of investments	$45,694,314

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $114,115,738.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $140,988,142, representing 24.5% and 17.7% of Net Assets Applicable to Common Shares and Total Investments, respectively.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $520,708,026 have been pledged as collateral for borrowings.

(8)	Borrowings as a percentage of Total Investments is 28.3%.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017